Audit Information	12 Months Ended
Jun. 30, 2025
Auditor [Table]
Auditor Name	ZH CPA, LLC
Auditor Firm ID	6413
Auditor Location	Denver, Colorado
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Texxon Holding Limited and its subsidiaries(collectively, the “Company”) as of June 30, 2025 and 2024, and the related consolidated statements of operations and comprehensive income/(loss), changes in shareholders’ equity, and cash flows for each of the years in the three-year period ended June 30, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2025 and 2024, and the results of its operations and its cash flows for each of the years in the three-year period ended June 30, 2025, in conformity with accounting principles generally accepted in the United States of America.